Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities	12 Months Ended
	Dec. 31, 2021 USD ($)
Convertible Promissory Note [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020
Proceeds received through Convertible Promissory Note	900,000
Interest accrued at 4% per annum based on 365 days in a year	5,027
Change in fair value	70,297
Fair value as of December 31, 2021	975,324
Private Warrants [Member] | Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	348,217
Change in fair value	(252,158)	[1]
Fair value as of December 31, 2021	96,059
Representative’s Warrant [Member] | Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	808,295
Change in fair value	(700,516)	[1]
Fair value as of December 31, 2021	107,779
Warrant Liability [Member] | Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	1,156,512
Change in fair value	(952,674)	[1]
Fair value as of December 31, 2021	$ 203,838

[1]	Represents the non-cash gain on change in valuation of the Private Warrants and Representative’s Warrants and is included in Change in fair value of warrant liability on the statements of operations.